INTEREST RATE SWAPS - Designated as cash flow hedge - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - Interest rate swap - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Derivative [Line Items]
Notional amount outstanding	$ 150,069	$ 168,090
25-Sep-18
Derivative [Line Items]
Fixed Rate	2.906%
Start date of swap	Aug. 31, 2018
End date of swap	Jun. 04, 2021
Notional amount outstanding	$ 50,023	56,030
25-Sep-18
Derivative [Line Items]
Fixed Rate	2.906%
Start date of swap	Aug. 31, 2018
End date of swap	Jun. 04, 2021
Notional amount outstanding	$ 50,023	56,030
25-Sep-18
Derivative [Line Items]
Fixed Rate	2.906%
Start date of swap	Aug. 31, 2018
End date of swap	Jun. 04, 2021
Notional amount outstanding	$ 50,023	$ 56,030